Average Annual Total Returns (Vanguard Russell 2000 Index Fund ETF)	Vanguard Russell 2000 Index Fund Vanguard Russell 2000 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Russell 2000 Index Fund Vanguard Russell 2000 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Russell 2000 Index Fund Vanguard Russell 2000 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Russell 2000 Index Fund Vanguard Russell 2000 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Russell 2000 Index Vanguard Russell 2000 Index Fund Vanguard Russell 2000 Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.82%	38.37%	22.14%	38.64%	38.82%
Since Inception	19.90%	19.56%	15.77%	19.87%	19.97%